Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2020
Parent Company Only Condensed Financial Information
Parent Company Only Condensed Financial Information

24.  Parent Company Only Condensed Financial Information

Condensed balance sheets

	As of December 31,
	2019	2020
	RMB	RMB	US$
ASSETS
Current Assets
Cash and cash equivalents	446	2,818	432
Prepayments and other current assets	56,293	396,995	60,842
Total current assets	56,739	399,813	61,274

Deferred assets	—	13,725	2,103
Total Assets	56,739	413,538	63,377

LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current Liabilities
Accrued expenses and other liabilities	17,499	38,723	5,935
Amounts due to related parties	36,126	57,310	8,783
Total current liabilities	53,625	96,033	14,718

Non-current Liabilities
Amounts due to related parties	12,822	10,606	1,625
Loss in excess of investments in subsidiaries, the VIEs and subsidiary of the VIE	206,789	334,826	51,315
Total non-current liabilities	219,611	345,432	52,940
Total Liabilities	273,236	441,465	67,658

Shareholders’ deficit
Ordinary shares (par value of US$0.00005 per share; 1,000,000,000 shares authorized; 310,627,024 and 389,819,415 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	98	114	17
Additional paid-in capital	537,618	1,075,064	164,761
Accumulated other comprehensive loss	(316)	(21,192)	(3,248)
Accumulated deficit	(753,897)	(1,081,914)	(165,811)
Total shareholders’ deficit	(216,497)	(27,928)	(4,281)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	56,739	413,537	63,377

Condensed statements of comprehensive loss

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$

Sales and marketing expenses	(7,942)	(6,860)	(23,557)	(3,610)
General and administrative expenses	(109,956)	(38,428)	(164,752)	(25,250)
Research and development expenses	(6,124)	(3,359)	(8,537)	(1,308)
Total operating expenses	(124,022)	(48,647)	(196,846)	(30,168)

Operating loss	(124,022)	(48,647)	(196,846)	(30,168)

Other income	—	—	3,263	500
Foreign exchange income	—	262	3	—
Share of losses from subsidiaries, the VIEs and subsidiary of the VIE	(130,617)	(145,163)	(127,691)	(19,569)
Loss before income tax	(254,639)	(193,548)	(321,271)	(49,237)
Income tax expenses	—	—	6,726	1,031
Net loss	(254,639)	(193,548)	(327,997)	(50,268)

Other comprehensive loss, net of tax of nil
Foreign currency translation difference, net of tax of nil	—	316	20,876	3,199
Comprehensive loss	(254,639)	(193,232)	(307,121)	(47,069)

Condensed statements of cash flows

	For the years ended December 31
	2018	2019	2020
	RMB	RMB	RMB	US$
Net cash used in operating activities	—	(9,709)	(506,681)	(77,651)
Net cash generated from investing activities	—	—	—	—
Net cash generated from financing activities	—	10,155	509,053	78,016

Net increase in cash, cash equivalents and restricted cash	—	446	2,372	365
Cash, cash equivalents and restricted cash at beginning of year	—	—	446	68
Cash, cash equivalents and restricted cash at end of year	—	446	2,818	433

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries, the VIEs and subsidiary of the VIE.

The parent company records its investment in its subsidiaries, the VIEs and subsidiary of the VIE under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Loss in excess of investments in subsidiaries, the VIEs and subsidiary of the VIE” and their respective profit or loss as “Share of losses from subsidiaries, the VIEs and subsidiary of the VIE” on the condensed statements of comprehensive loss. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in subsidiaries, the VIEs and subsidiary of the VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiaries, the VIEs and subsidiary of the VIE or is otherwise committed to provide further financial support. If the subsidiaries, the VIEs and the subsidiary of the VIE subsequently report net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.